Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Average employees over year	101,384	104,124	102,563
Employees at year-end	100,870	104,142	103,651
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	19,055	21,342	21,099
Employees at year-end	18,305	21,443	20,947
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	7,464	7,232	7,029
Employees at year-end	7,589	7,367	7,099
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	35,605	35,118	34,275
Employees at year-end	35,818	35,519	34,846
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Average employees over year	28,191	29,715	30,232
Employees at year-end	27,569	29,087	29,994
Other companies | Operating segments
Disclosure of operating segments [line items]
Average employees over year	11,069	10,717	9,928
Employees at year-end	11,589	10,726	10,765